SHORT-TERM AND LONG-TERM BANK LOANS (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2022 HKD ($)
Debt Instrument [Line Items]
Borrowings	$ 35,377	$ 13,312
Director [Member]
Debt Instrument [Line Items]
Line of credit facility, limits	641,109		$ 5,000,000
Collateralized Financings	384,665			$ 3,000,000
Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Interest rate		2.50%
Line of credit facility, limits		$ 769,330	$ 6,000,000
Repayable amount	$ 653,185	$ 752,859
Minimum [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%		2.75%
Minimum [Member] | HIBOR [Member]
Debt Instrument [Line Items]
Interest rate	2.50%			2.50%
Minimum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	0.50%			0.50%
Maximum [Member] | Non-Revolving Term Loan Under SME Financing Guarantee Scheme [Member]
Debt Instrument [Line Items]
Interest rate	7.53%	7.53%		7.53%
Maximum [Member] | HIBOR [Member]
Debt Instrument [Line Items]
Interest rate	3.00%			3.00%
Maximum [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate	1.00%			1.00%